SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Cash Account Trust

Deutsche Government & Agency Securities Portfolio

Deutsche Tax-Exempt Portfolio

Deutsche California Tax-Free Income Fund

Deutsche Capital Growth Fund

Deutsche Communications Fund

Deutsche Core Equity Fund

Deutsche CROCI® Equity Dividend Fund

Deutsche CROCI® International Fund

Deutsche CROCI® Sector Opportunities Fund

Deutsche CROCI® U.S. Fund

Deutsche EAFE® Equity Index Fund

Deutsche Emerging Markets Equity Fund

Deutsche Emerging Markets Fixed Income Fund

Deutsche Enhanced Commodity Strategy Fund

Deutsche Equity 500 Index Fund

Deutsche European Equity Fund

Deutsche Fixed Income Opportunities Fund

Deutsche Floating Rate Fund

Deutsche Global High Income Fund

Deutsche Global Income Builder Fund

Deutsche Global Infrastructure Fund

Deutsche Global Macro Fund

Deutsche Global Real Estate Securities Fund

Deutsche Global Small Cap Fund

Deutsche GNMA Fund

Deutsche Government Cash Management Fund

Deutsche Government Cash Reserves Fund Institutional

Deutsche Government Money Market Series

Deutsche Health and Wellness Fund

Deutsche High Conviction Global Bond Fund

Deutsche High Income Fund

Deutsche Intermediate Tax/AMT Free Fund

Deutsche International Growth Fund

Deutsche Large Cap Focus Growth Fund

Deutsche Latin America Equity Fund

Deutsche Managed Municipal Bond Fund

Deutsche Massachusetts Tax-Free Fund

Deutsche Mid Cap Value Fund

Deutsche MLP & Energy Infrastructure Fund

Deutsche Money Market Prime Series

Deutsche Multi-Asset Conservative Allocation Fund

Deutsche Multi-Asset Global Allocation Fund

Deutsche Multi-Asset Moderate Allocation Fund

Deutsche Multisector Income Fund

Deutsche New York Tax-Free Income Fund

Deutsche Real Assets Fund

Deutsche Real Estate Securities Fund

Deutsche S&P 500 Index Fund

Deutsche Science and Technology Fund

Deutsche Short Duration Fund

Deutsche Short Duration High Income Fund

Deutsche Short-Term Municipal Bond Fund

Deutsche Small Cap Core Fund

Deutsche Small Cap Growth Fund

Deutsche Strategic High Yield Tax-Free Fund

Deutsche Total Return Bond Fund

Deutsche U.S. Bond Index Fund

Deutsche U.S. Multi-Factor Fund

Deutsche Ultra-Short Investment Grade Fund

Deutsche Variable NAV Money Fund

Deutsche World Dividend Fund

Investors Cash Trust

Deutsche Treasury Portfolio

Deutsche Variable Series I:

Deutsche Bond VIP

Deutsche Capital Growth VIP

Deutsche Core Equity VIP

Deutsche CROCI® International VIP

Deutsche Global Small Cap VIP

Deutsche Variable Series II:

Deutsche Alternative Asset Allocation VIP

Deutsche CROCI® U.S. VIP

Deutsche Global Equity VIP

Deutsche Global Income Builder VIP

Deutsche Government & Agency Securities VIP

Deutsche Government Money Market VIP

Deutsche High Income VIP

Deutsche International Growth VIP

Deutsche Multisector Income VIP

Deutsche Small Mid Cap Growth VIP

Deutsche Small Mid Cap Value VIP

Deutsche Investments VIT Funds:

Deutsche Equity 500 Index VIP

Deutsche Small Cap Index VIP

Deutsche Bank AG reorganized its asset management division, Deutsche Asset Management, into a separate financial services firm, DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group recently completed the sale of a minority ownership interest to third party investors as part of a public offering listed on the Frankfurt Stock Exchange (there will be no public offer of the securities in the United States of America) and is now a separate, publicly-listed financial services firm but remains an indirect, majority-owned subsidiary of Deutsche Bank AG.

In this context, the funds’ investment adviser, Deutsche Investment Management Americas Inc. (“DIMA”) and its US investment advisory affiliates, including RREEF America L.L.C., became indirect, wholly-owned subsidiaries of DWS Group. DIMA's foreign-affiliated US registered investment advisors, including Deutsche Alternative Asset Management (Global) Limited, Deutsche Asset Management (Hong Kong) Limited, Deutsche Investments Australia Limited and Deutsche Asset Management International GmbH, became direct, wholly-owned subsidiaries of DWS Group.

In addition, the following service providers changed their names, effective March 23, 2018:

Former Name	New Name
Deutsche AM Distributors, Inc.	DWS Distributors, Inc.
Deutsche AM Service Company	DWS Service Company

The references in each fund’s prospectus(es) to Deutsche Asset Management are now replaced with DWS. DWS continues the business of Deutsche Asset Management and represents the asset management activities conducted by DWS Group or any of its subsidiaries, including DIMA, the other affiliated investment advisors and DWS Distributors, Inc. DWS is a global

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organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

The following information supplements the disclosure under the “Multi-Manager Structure” sub-heading of the “WHO MANAGES AND OVERSEES THE FUND” section of each fund’s prospectus:

The term “wholly-owned subadvisors” includes subadvisors that are indirect or direct, wholly-owned subsidiaries of the same company that, indirectly or directly, wholly owns the Advisor.

Please Retain This Supplement for Future Reference

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